Financial Instruments Risk Management - Derivative Financial Instruments by Counterparty Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of external credit grades [line items]
Carrying value	$ 188,050	$ 178,698
Derivative investments
Disclosure of external credit grades [line items]
Carrying value	1,534	1,971
Derivative investments | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost
Disclosure of external credit grades [line items]
Carrying value	1,363	1,940
Derivative investments | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | AA Rating
Disclosure of external credit grades [line items]
Carrying value	315	494
Derivative investments | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | A Rating
Disclosure of external credit grades [line items]
Carrying value	1,048	1,438
Derivative investments | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | BBB Rating
Disclosure of external credit grades [line items]
Carrying value	0	8
Derivative investments | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements
Disclosure of external credit grades [line items]
Carrying value	(742)	(1,043)
Derivative investments | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | AA Rating
Disclosure of external credit grades [line items]
Carrying value	(163)	(203)
Derivative investments | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | A Rating
Disclosure of external credit grades [line items]
Carrying value	(579)	(840)
Derivative investments | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | BBB Rating
Disclosure of external credit grades [line items]
Carrying value	0	0
Derivative investments | Over-the-counter derivative contracts | Credit risk | Net replacement cost
Disclosure of external credit grades [line items]
Carrying value	621	897
Derivative investments | Over-the-counter derivative contracts | Credit risk | Net replacement cost | AA Rating
Disclosure of external credit grades [line items]
Carrying value	152	291
Derivative investments | Over-the-counter derivative contracts | Credit risk | Net replacement cost | A Rating
Disclosure of external credit grades [line items]
Carrying value	469	598
Derivative investments | Over-the-counter derivative contracts | Credit risk | Net replacement cost | BBB Rating
Disclosure of external credit grades [line items]
Carrying value	0	8
Derivative investments | Exchange-traded derivative contracts
Disclosure of external credit grades [line items]
Carrying value	$ 171	$ 31